Note 1 - Basis of Presentation and General Information (Detail) - Charterers Percentage of Revenue	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Charterer A [Member]
Charterer			10.00%
Charterer B [Member]
Charterer	12.00%	14.00%	12.00%
Charterer C [Member]
Charterer			11.00%
Charterer D [Member]
Charterer			10.00%